Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carryforwards	$ 10,102,000	$ 7,301,000
Valuation allowance	(15,550,000)	(9,399,000)
Research and development credit carryforwards	404,000	254,000
Stock-based and other compensation	1,616,000	802,000
Lease liability	12,000	42,000
Capitalized research and development expenditures	1,306,000
Transaction and financing costs	537,000
Depreciation and amortization	207,000
Accrued liabilities and other reserves	1,376,000	1,057,000
Total deferred tax assets	15,560,000	9,456,000
Right-of-use and other assets	(10,000)	(57,000)
Total deferred tax liabilities	(10,000)	(57,000)
Net deferred tax asset
First Light Acquisition Group Inc [Member]
Capitalized start-up costs	1,588,741	413,817
Unrealized gains on marketable securities	(1,385)	(802)
Charitable contributions		5,019
Net operating loss carryforwards		39,344
Total deferred tax assets	1,587,356	457,378
Valuation allowance	(1,587,356)	(457,378)
Deferred tax assets